Significant Accounting Policies - Forge information's (Details) - Forge Nano, Inc. $ in Thousands	1 Months Ended
	Nov. 30, 2025 USD ($) MWh	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)
Significant Accounting Policies
PIPE capital commitment from a single investor	$ 100,000
Trust account	$ 240,000
Redemption rate (in percent)	100.00%
Target series D equity financing			$ 100,000
Percentage of OEE (overall equipment effectiveness)	80.00%
Energy capacity in MWh | MWh	250
Term of purchase agreement	3 years
Forge Battery Project Finance
Significant Accounting Policies
Debt instrument maximum amount		$ 225,000
Subsequent events | Forge Battery Project Finance
Significant Accounting Policies
Debt instrument maximum amount		$ 275,000
Series D financing
Significant Accounting Policies
Target series D equity financing	$ 10,000
PIPE
Significant Accounting Policies
Target series D equity financing	$ 10,000